Revenue (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
For the three-month periods ended March 31, 2025 and 2024, the revenues were as follows:
A.    Revenue disaggregation

For the three-month period ended March 31,	Exploration and Extraction		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2025
United States	Ps.	34,783,957	—	—	42,145,591	31,970,848	—	1,082,235	Ps.	109,982,631
Other	13,511,840		—	—	—	5,108,186	—	63,791	18,683,817
Europe	23,510,043		—	—	—	4,630,364	—	—	28,140,407
Local	43,036		148,305,557	123,959	—	86,934,576	144	3,375,376	238,782,648
Total	Ps.	71,848,876	148,305,557	123,959	42,145,591	128,643,974	144	4,521,402	Ps.	395,589,503
2024
United States	Ps.	48,531,820	—	—	39,287,572	32,723,898	—	470,856	Ps.	121,014,146
Other	18,857,285		—	—	—	4,900,693	—	112,917	23,870,895
Europe	19,836,166		—	—	—	4,967,817	—	—	24,803,983
Local	40,195		158,490,851	122,305	—	69,521,840	210	8,033,954	236,209,355
Total	Ps.	87,265,466	158,490,851	122,305	39,287,572	112,114,248	210	8,617,727	Ps.	405,898,379
Major products and services
2025
Crude oil	Ps.	71,805,840	—	—	—	4,870,511	—	—	Ps.	76,676,351
Gas	35,604		20,985,527	—	1,441,457	7,409,521	—	—	29,872,109
Refined petroleum products	—		127,296,936	—	8,451,533	84,570,356	—	—	220,318,825
Other	—		645	—	32,252,601	31,430,030	—	4,515,683	68,198,959
Services	7,432		22,449	123,959	—	363,556	144	5,719	523,259
Total	Ps.	71,848,876	148,305,557	123,959	42,145,591	128,643,974	144	4,521,402	Ps.	395,589,503
2024
Crude oil	Ps.	87,225,272	—	—	—	3,794,097	—	—	Ps.	91,019,369
Gas	34,058		16,724,798	—	—	5,825,466	—	—	22,584,322
Refined petroleum products	—		141,608,475	—	28,743,260	101,929,208	—	—	272,280,943
Other	—		110,581	—	10,544,312	69,153	—	8,610,677	19,334,723
Services	6,136		46,997	122,305	—	496,324	210	7,050	679,022
Total	Ps.	87,265,466	158,490,851	122,305	39,287,572	112,114,248	210	8,617,727	Ps.	405,898,379
Timing of revenue recognition
2025
Products transferred at a point in time	Ps.	71,841,444	139,539,800	123,959	42,145,591	128,280,418	—	4,515,683	Ps.	386,446,895
Products and services transferred over the time	7,432		8,765,757	—	—	363,556	144	5,719	9,142,608
Total	Ps.	71,848,876	148,305,557	123,959	42,145,591	128,643,974	144	4,521,402	Ps.	395,589,503
2024
Products transferred at a point in time	Ps.	87,259,330	153,072,105	122,305	39,287,572	111,617,924	—	8,610,677	Ps.	399,969,913
Products and services transferred over the time	6,136		5,418,746	—	—	496,324	210	7,050	5,928,466
Total	Ps.	87,265,466	158,490,851	122,305	39,287,572	112,114,248	210	8,617,727	Ps.	405,898,379

Schedule of Nature and Timing of Satisfaction of Performance Obligation
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.